GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION - Description of Business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 item segment	Dec. 31, 2016 item segment
GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION
Number of reportable segments | segment	2	2
Number of titanium dioxide manufacturing facilities	8	8
Number of Color Pigments, Functional Additives, Water Treatment And Timber Treatment Manufacturing And Processing Facilities	19	19